Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 12, 2024	Dec. 31, 2024	Jun. 30, 2024		Sep. 20, 2023	Sep. 04, 2023	May 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value		$ 0.0000005	$ 0.0000005			$ 1.00	$ 0.001
Common stock, shares authorized		1,000,000,000,000	1,000,000,000,000			50,000	500,000,000
Common stock, shares issued		21,650,000	20,000,000	[1]	10		1
Common stock, shares outstanding		21,650,000	20,000,000	[1]
Retroactive effect stock split	2,000 for 1 share split

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.